Subsequent Events - Additional Information (Details) - Term Loan, Third Incremental	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Aug. 31, 2021	Dec. 31, 2021 [1]
Subsequent Event [Line Items]
Maturity Date		Aug. 31, 2028	Aug. 31, 2028
Subsequent Event | LIBOR
Subsequent Event [Line Items]
Maturity Date	Aug. 31, 2028

[1]	The net balance for the Third Incremental Term Loan includes unamortized debt issuance costs of $6 million.